4. Secured Note and Accounts Receivable-Related Parties (Details Narrative) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 CEO [Member]	Dec. 31, 2012 Officer [Member]	Dec. 31, 2011 Officer [Member]	Sep. 30, 2012 Third-Party [Member]	Sep. 30, 2012 Parent Company [Member]
Interest income recognized			$ 1,867	$ 594	$ 210
Balance due on the note receivable		150,000
Shares purchased						336,000	264,000
Shares purchased Value						168,000	132,000
Allowance for account receivable	502,315
Account receivable, net of allowance	$ 270,478	$ 772,793